GOODWILL (Details) - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Changes in goodwill
Goodwill at beginning of period	¥ 54,135
Goodwill at end of period	54,135	$ 8,495
Impairment losses	0
Freight delivery
Changes in goodwill
Goodwill at beginning of period	5,580
Goodwill at end of period	5,580	876
Global
Changes in goodwill
Goodwill at beginning of period	48,555
Goodwill at end of period	¥ 48,555	$ 7,619